Dividends	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Dividends

20. Dividends

During the six months period ended June 30, 2016, the Company declared and paid two consecutive dividends of $0.50 per share for each of, Series B Preferred Shares, totaling $1,537, Series C Preferred Shares, totaling $2,300, and Series D Preferred Shares, totaling $3,200.